Lease Prepayments and Other Assets	12 Months Ended
Dec. 31, 2017
Lease prepayments and other assets [abstract]
Lease prepayments and other assets
14	Lease prepayments and other assets

	Land use rights RMB’000	Other Intangible assets RMB’000	Long-term prepaid expense RMB’000	Total RMB’000

As at 1 January 2016
Cost	708,972	81,085	359,488	1,149,545
Accumulated amortisation	(314,777)	(51,752)	—	(366,529)

Net book amount	394,195	29,333	359,488	783,016

Year ended 31 December 2016
Opening net book amount	394,195	29,333	359,488	783,016
Additions	—	—	324,523	324,523
Charge for the year	(14,491)	(2,922)	(226,744)	(244,157)
Reclassified to prepayments	—	—	(157,926)	(157,926)

Closing net book amount	379,704	26,411	299,341	705,456

As at 31 December 2016
Cost	708,972	81,085	299,341	1,089,398
Accumulated amortisation	(329,268)	(54,674)	—	(383,942)

Net book amount	379,704	26,411	299,341	705,456

Year ended 31 December 2017
Opening net book amount	379,704	26,411	299,341	705,456
Additions	—	—	491,288	491,288
Charge for the year	(14,598)	(2,922)	(228,115)	(245,635)
Reclassified to prepayments	—	—	(212,926)	(212,926)
Transferred from property, plant and equipment (Note 15)	9,066	—	—	9,066

Closing net book amount	374,172	23,489	349,588	747,249

As at 31 December 2017
Cost	725,152	81,085	349,588	1,155,825
Accumulated amortisation	(350,980)	(57,596)	—	(408,576)

Net book amount	374,172	23,489	349,588	747,249

Long-term prepaid expenses are mainly catalyst. As at 31 December 2017, current portion of catalyst amounted to RMB 212,926 thousands (31 December 2016: RMB 157,926 thousands,) was reclassified to prepayments, while the net book value of non-current portion was RMB 338,837 thousands (31 December 2016: RMB 287,423 thousands).

During the year ended 31 December 2017, the amortisation of RMB 245,635 thousands (2016: RMB 244,157 thousands, 2015: RMB 322,647 thousands) has been charged in cost of sales.